Offerings	Aug. 02, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	4.95% Senior Notes due 2035
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.994
Maximum Aggregate Offering Price	$ 1,093,400,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 161,386
Offering Note
(1)
The registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the Company’s Registration Statement on Form S-3ASR (File No. 333-261416-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	5.55% Senior Notes due 2055
Amount Registered | shares	1,400,000,000
Proposed Maximum Offering Price per Unit	0.99663
Maximum Aggregate Offering Price	$ 1,395,282,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 205,944
Offering Note
(1)
The registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the Company’s Registration Statement on Form S-3ASR (File No. 333-261416-01) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.

[1]	The registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the Company’s Registration Statement on Form S-3ASR (File No. 333-261416) in accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended.